Events Occurring after the Reporting Period - Additional Information (Details) $ in Millions	Apr. 01, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [abstract]
Percentage of shares acquired.	10.00%
Effective equity interest	6.70%
Cash consideration	$ 45
Cash transferred other equity interest	$ 70